Risk management and financial instruments (Interest rate swap agreements) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Interest Rate Swap
Derivative [Line Items]
Outstanding principal	$ 2,764.9
Interest Rate Contract Expiring February 21, 2021
Derivative [Line Items]
Outstanding principal	$ 2,764.9	$ 2,793.9
Interest Rate Contract Expiring February 21, 2021 | Minimum
Derivative [Line Items]
Derivative, pay rate (as percent)	2.45%
Interest Rate Contract Expiring February 21, 2021 | Maximum
Derivative [Line Items]
Derivative, pay rate (as percent)	2.52%